Filed with the Securities and Exchange Commission on April 28, 2015

1933 Act Registration File No.   333-181202
1940 Act File No. 811-22708

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	25	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	27	[	X	]

(Check appropriate box or boxes.)

BROWN ADVISORY FUNDS
(Exact Name of Registrant as Specified in Charter)

901 South Bond Street, Suite 400
Baltimore, Maryland 21231
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (410) 537-5400

David M. Churchill, President and Principal Executive Officer
Brown Advisory Funds
901 South Bond Street, Suite 400
Baltimore, Maryland 21231
(Name and Address of Agent for Service)

Copy to:
Patrick W.D. Turley, Esq.
Dechert LLP
1900 K Street, NW
Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On May 7, 2015 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	X	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 24  (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on February 13, 2015 and pursuant to Rule 485(a)(2) would have become effective on April 29, 2015.

This Post-Effective Amendment No. 25 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 7, 2015 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 25 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and the State of Maryland on April 28, 2015.

Brown Advisory Funds

By: /s/ David M. Churchill
David M. Churchill
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ David M. Churchill	President	April 28, 2015
David M. Churchill

/s/ Jason T. Meix	Treasurer	April 28, 2015
Jason T. Meix

Michael D. Hankin*	Trustee	April 28, 2015
Michael D. Hankin

Joseph R. Hardiman*	Trustee and Chairman of the Board	April 28, 2015
Joseph R. Hardiman

Henry H. Hopkins*	Trustee	April 28, 2015
Henry H. Hopkins

Kyle P. Legg*	Trustee	April 28, 2015
Kyle P. Legg

Thomas F. O’Neil III*	Trustee	April 28, 2015
Thomas F. O’Neil III

Neal F. Triplett*	Trustee	April 28, 2015
Neal F. Triplett

* By: /s/ Patrick W.D. Turley
      Patrick W.D. Turley
      As Attorney-in-Fact pursuant to Powers of Attorney previously filed and incorporated by reference.